Shareholder Report, Average Annual Return (Details) DFAF_The Continental Small Company Series_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
The Continental Small Company Series
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Continental Small Company Series
Average Annual Return, Percent	26.40%	13.46%	9.74%
MSCI Europe ex UK Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Europe ex UK Index (net div.)
Average Annual Return, Percent	22.22%	12.69%	7.81%
MSCI Europe ex UK Small Cap Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Europe ex UK Small Cap Index (net div.)
Average Annual Return, Percent	24.40%	10.11%	8.26%